Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Income (Details) - EBP 005 $ in Thousands	12 Months Ended
Apr. 30, 2026 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Interest income on notes receivable from participants	$ 7,890
Change in deemed loans with no post-default payments	(90)
Amounts per Form 5500	7,800
Total additions	4,040,365
Change in deemed loans with no post-default payments	(90)
Amounts per Form 5500	4,040,275
Benefits paid	(1,329,922)
Change in deemed loans with no post-default payments	(160)
Amounts per Form 5500	(1,330,081)
Total deductions	(1,329,922)
Change in deemed loans with no post-default payments	(160)
Amounts per Form 5500	(1,330,081)
Net increase in net assets available for benefits prior to transfers	2,710,444
Change in deemed loans with no post-default payments	(250)
Amounts per Form 5500	$ 2,710,194